Leases - Supplemental information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases
Land use rights, net	¥ 10,582	¥ 10,808
Operating lease right-of-use assets, net (excluding land use rights)	142,205	179,945
Operating lease RoU assets, net	¥ 152,787	¥ 190,753
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Land use rights, net, Operating lease right-of-use assets, net (excluding land use rights)	Land use rights, net, Operating lease right-of-use assets, net (excluding land use rights)
Operating lease liabilities - current	¥ 50,202	¥ 81,379
Operating lease liabilities - non-current	91,894	109,096
Total operating lease liabilities	¥ 142,096	¥ 190,475
Weighted average remaining lease term (in years)
Land use rights	47 years	48 years
Operating leases	2 years 6 months 10 days	2 years 2 months 23 days
Weighted average discount rate (as a percent)
Operating leases	3.73%	4.24%